Cash and Cash Equivalents (Details) (Variable Interest Entity, Primary Beneficiary [Member]) In Millions, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2012 USD [Member] CNY	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] CNY	Dec. 31, 2012 KRW [Member] CNY	Dec. 31, 2012 KRW [Member] KRW	Dec. 31, 2011 KRW [Member] CNY	Dec. 31, 2011 KRW [Member] KRW
Cash and Cash Equivalents [Line Items]
Cash balances	536.2	$ 56.1	352.7	$ 96.1	605.0	83.1	14,214.9	61.8	10,568.0